Stock Based Compensation (Tables)	12 Months Ended
Mar. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Restricted Shares

The following is a summary of the status of the Company’s restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2014	13,299	$9.03
Granted	1,753	13.32
Vested	(6,249)	9.03
Forfeited	(1,175)	9.03
Non-vested at March 31, 2015	7,628	10.02
Granted	511,784	13.84
Vested	(6,226)	9.27
Forfeited	(6,824)	13.84
Non-vested at March 31, 2016	506,362	13.84

Summary of Stock Option Activity

A summary of stock option activity follows:

	Number of Stock Options	Range	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2014	1,072,557	$9.03 - $10.46	$10.25	2.12 Years	$1,848,962
Granted	11,030	13.32	13.32
Forfeited or cancelled	(4,406)	9.03	9.03
Exercised	(734,007)	9.03 - 10.46	10.46		1,860,808
Outstanding at March 31, 2015	345,174	9.03 - 13.32	9.93	2.79 Years	1,444,950
Granted	1,108,868	13.84	13.84
Exercised	(183,731)	9.03 - 10.46	10.45		632,424
Forfeited	(17,060)	13.84	13.84
Outstanding at March 31, 2016	1,253,251	9.03 - 13.84	13.26	8.78 Years	2,333,383
Exercisable at March 31, 2016	152,619	9.03 - 13.32	9.09	4.23 Years	919,986